REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments
	Year ended December 31, 2018
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$1,156,142	$288,377	$-	$1,444,519

Operating income	$223,078	$109,464	$(134,926)	$197,616

	Year ended December 31, 2017
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total

Revenues	$1,051,350	$280,802	$-	$1,332,152

Operating income	$175,247	$101,774	$(126,950)	$150,071

	Year ended December 31, 2016
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$754,398	$261,144	$-	$1,015,542

Operating income	$202,893	$89,990	$(158,707)	$134,176

(1)	Includes the results of companies which were acquired in 2018 and 2017 and are being integrated within the Customer Engagement segment.

(2)	Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained and integrated within the Customer Engagement operating segment.

Schedule of Long-Lived Assets by Operational Segments
The following table presents property and equipment as of December 31, 2018 and 2017, based on operational segments:

	December 31,
	2018	2017

Customer Engagement	$130,425	$104,981
Financial Crime and Compliance	8,262	9,636
Non-allocated	1,651	3,658

	$140,338	$118,275

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2018	2017	2016

Americas, principally the US	$1,123,866	$1,035,871	$720,520
EMEA (*)	202,521	186,268	189,223
Israel	4,402	3,693	4,295
Asia Pacific	113,730	106,320	101,504

	$1,444,519	$1,332,152	$1,015,542

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment as of December 31, 2018 and 2017, based on geographical areas:

	December 31,
	2018	2017

Americas, principally the US	$90,333	$70,404
EMEA (*)	2,947	3,557
Israel	40,076	37,571
Asia Pacific	6,982	6,743

	$140,338	$118,275

(*)	Includes Europe, the Middle East (excluding Israel) and Africa.